TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2022
Trade And Other Payables
DISCLOSURE OF DETAILED INFORMATION ABOUT PAYABLES AND ACCRUED LIABILITIES EXPLANATORY
	Year ended March 31,
$000	2022	2021
Group
Trade payable	741,807	210,992
Accruals	457,773	71,093
Bonus accrual	106,570	1,391,069
	1,306,150	1,673,154